BIOLOGICAL ASSETS - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 22,283,001	R$ 18,278,582
Additions	7,913,483	7,180,450
Additions of merged companies		366,785
Depletions	(5,352,271)	(4,831,916)
Transfers	15,233	102,790
Gain on fair value adjustments (Note 29)	(1,516,458)	(1,431,530)	R$ (1,989,831)
Disposals	(107,815)	(130,922)
Write-offs	(170,925)	(114,298)
Closing Balance	R$ 26,097,164	R$ 22,283,001	R$ 18,278,582
Effective Area For Forest From The Year Of Planting	3 years
Bottom of range
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	6 years
Top of range
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	7 years